Loans and Investments, Loan Modifications, Refinancings and/or Extensions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan
Troubled debt restructurings by asset class
Number of Loans | loan		2
Original UPB		$ 16,961
Original Wtd. Avg. Rate of Interest (as a percent)		5.36%
Extended UPB		$ 16,961
Extended Wtd. Avg. Rate of Interest (as a percent)		5.36%
Number of other loans considered to be troubled debt restructurings that subsequently considered non-performing | loan	0	0
Number of additional loans considered to be troubled debt restructurings | loan	0	0
Hotel Portfolio
Troubled debt restructurings by asset class
Number of Loans | loan	1
Original UPB	$ 34,750
Original Wtd. Avg. Rate of Interest (as a percent)	4.01%
Extended UPB	$ 34,750
Extended Wtd. Avg. Rate of Interest (as a percent)	4.01%
Multifamily Portfolio
Troubled debt restructurings by asset class
Number of Loans | loan		1
Original UPB		$ 14,646
Original Wtd. Avg. Rate of Interest (as a percent)		5.57%
Extended UPB		$ 14,646
Extended Wtd. Avg. Rate of Interest (as a percent)		5.57%
Office
Troubled debt restructurings by asset class
Number of Loans | loan		1
Original UPB		$ 2,315
Original Wtd. Avg. Rate of Interest (as a percent)		4.03%
Extended UPB		$ 2,315
Extended Wtd. Avg. Rate of Interest (as a percent)		4.03%